Related Party Transactions - Schedule of Remuneration for Key Management Personnel of Group (Details) - Chief Executive Officer [Member] - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Related Party Transaction [Line Items]
Key management personnel remuneration		$ 483	$ 269	$ 269
Transactions with a related company in which a former director o		483	269	$ 269
Amount due to a shareholder	[1]	(2)
Loan due to a shareholder	[2]	(21,567)
Amount due from shareholders	[3]		$ 1
grant of loan due to a shareholder [Member]
Related Party Transaction [Line Items]
Transaction with a shareholder (in Shares)	[4]	5,314
Transaction with a shareholder (in Shares)	[4]	(5,314)
repayment of loan due to a shareholder [Member]
Related Party Transaction [Line Items]
Transaction with a shareholder (in Shares)	[5]	6,362
Transaction with a shareholder (in Shares)	[5]	(6,362)
interest expense on loan due to a shareholder [Member]
Related Party Transaction [Line Items]
Transaction with a shareholder (in Shares)	[2]	351
Transaction with a shareholder (in Shares)	[2]	(351)
the lease of office area under lease expenses [Member]
Related Party Transaction [Line Items]
Key management personnel remuneration	[4]		$ 53	$ 53
Transactions with a related company in which a former director o	[4]		53	53
the charge of building and management fee [Member]
Related Party Transaction [Line Items]
Key management personnel remuneration	[5]		7	7
Transactions with a related company in which a former director o	[5]		7	7
the recharge of payroll for the secondment of staff personnel [Member]
Related Party Transaction [Line Items]
Key management personnel remuneration	[2]		28	28
Transactions with a related company in which a former director o	[2]		28	28
grant of loan due to a related company [Member]
Related Party Transaction [Line Items]
Key management personnel remuneration	[1]		6,105	4,182
Transactions with a related company in which a former director o	[1]		6,105	4,182
repayment of loan due to a related company [Member]
Related Party Transaction [Line Items]
Key management personnel remuneration	[1]		(1,308)	(2,751)
Transactions with a related company in which a former director o	[1]		(1,308)	(2,751)
interest expense on loan due to a related company [Member]
Related Party Transaction [Line Items]
Key management personnel remuneration	[3]		312	169
Transactions with a related company in which a former director o	[3]		312	169
provision of guarantee on bank borrowings, limited up to [Member]
Related Party Transaction [Line Items]
Key management personnel remuneration			3,025
Transactions with a related company in which a former director o			$ 3,025
provision of guarantee on bank borrowings, limited up to			unlimited
Related Party [Member]
Related Party Transaction [Line Items]
Loan due to a related company	[4]		$ (22,142)
Amount due to a related company	[5]		$ (3)

[1]	The amount due to a shareholder represents the miscellaneous expenses paid on behalf of the Group, and is non-secured, interest-free and repayable on demand.
[2]	On June 10, 2024, the loan due to a related company as mentioned in (a) was assigned to a shareholder of the Company. The loan is non-secured, bearing interest at HIBOR, subject to a cap of 1.5% per annum, and the repayment date of this loan was extended to June 30, 2026.
[3]	The amount due from shareholders represents the initial formation fee paid on behalf of the Company, and is non-secured, interest-free and repayable on demand.
[4]	The loan due to a related company was non-secured, bearing interest at HIBOR, subject to a cap of 1.5% per annum, and repayable on June 30, 2025. The loan was subsequently assigned to a shareholder of the Company after March 31, 2024 under a deed of loan assignment entered on June 10, 2024. Please refer to (c).
[5]	The amount due to a related company represents the miscellaneous expenses paid on behalf of the Group, and is non-secured, interest-free and repayable on demand.